CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Real estate held for investment, net	$ 755,460	$ 759,479	$ 552,974
Real estate held for sale, net		0	128,146
Real estate equity securities	64,024	81,439	73,876
Real estate debt securities, net		0	10,859
Total real estate and real estate-related investments, net	819,484	840,918	765,855
Cash and cash equivalents	89,526	76,492	152,385
Restricted cash	10,977	12,002	10,342
Investments in unconsolidated entities	77,610	78,276	44,869
Rents and other receivables, net	18,014	16,593	10,876
Above-market leases, net	2,881	2,973	3,377
Prepaid expenses and other assets	24,427	13,988	11,782
Assets related to real estate held for sale, net		0	5,503
Total assets	1,042,919	1,041,242	1,004,989
Liabilities, mezzanine equity and equity
Notes and bonds payable, net		673,663	569,048
Notes payable related to real estate held for sale, net		0	86,424
Notes and bonds payable, net	698,688	673,663	655,472
Accounts payable and accrued liabilities	14,047	21,329	19,506
Due to affiliate	3,660	1,635	36
Below-market leases, net	2,911	3,180	3,528
Liabilities related to real estate held for sale, net		0	1,477
Other liabilities	20,419	19,801	21,006
Redeemable common stock payable	623	829	10,000
Distribution payable	29	0
Restricted stock payable	16,320	16,320	0
Total liabilities	756,697	736,757	711,025
Commitments and contingencies (Note 15)
Mezzanine equity
Restricted stock	12,089	12,089	0
Noncontrolling Series A Cumulative Convertible Redeemable Preferred Stock	15,233	15,008	0
Equity
Preferred stock, $.01 par value; 10,000,000 shares authorized, no shares issued and outstanding	0	0	0
Common stock, value	693	659	668
Additional paid-in capital	553,136	553,170	547,770
Cumulative distributions and net income	(295,764)	(277,196)	(256,984)
Total Pacific Oak Strategic Opportunity REIT, Inc. stockholders' equity	258,065	276,633	291,454
Noncontrolling interests	835	755	2,510
Total equity	258,900	277,388	293,964
Total liabilities, mezzanine equity and equity	$ 1,042,919	$ 1,041,242	$ 1,004,989